SELECTED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Selected Statements Of Operations Data
a.	Research and development expenses, net:

	Year ended December 31,
	2011	2012	2013

Total costs	$9,743	$13,633	$17,238
Less - capitalized software development costs	(4,735)	(3,464)	(5,392)

Research and development expenses, net	$5,008	$10,169	$11,846

Schedule Of Net Of Financial Income
b.	Financial income, net:

Financial income:
Interest	$160	$201	$188
Foreign currency translation	530	501	644

	690	702	832
Financial expenses:
Interest	189	169	87
Foreign currency translation	341	284	155
Bank charges and other	56	56	70

	(586)	(509)	(312)

Financial income, net	$104	$193	$520